Business Overview and Basis of Presentation (Details) - USD ($)					12 Months Ended
	Nov. 10, 2025	Aug. 22, 2024	Feb. 08, 2024	Oct. 06, 2023	Mar. 31, 2026	Oct. 10, 2025	Mar. 31, 2025	Jan. 19, 2024	Sep. 04, 2023
Business Overview and Basis of Presentation [Line Items]
Date of incorporated					Aug. 21, 2023
Authorized share capital (in Dollars)					$ 50,000
Authorised share	70,000,000				70,000,000	700,000,000	70,000,000
Ordinary shares of par value (in Dollars per share)	$ 0.0625	$ 0.00625			$ 0.0625	$ 0.00625	$ 0.0625
Aggregate shares				147,360
Consideration on net assets (in Dollars)				$ 1,630,695
Ordinary share	21
Stockholders' Equity Note, Stock Split		(a) Share consolidated at the ratio of 1:5, i.e. every 5 ordinary shares were consolidated to 1 ordinary share; and(b) Share split at the ratio of 8:1, i.e. every 1 ordinary share was subdivided into 8 ordinary shares.
Ordinary shares outstanding		24,000,000			2,296,566		2,296,566
Preferred Stock, Shares Authorized	1,000,000				1,000,000	10,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.0625	$ 0.00625	$ 0.0625
Ordinary shares issued					2,296,566		2,296,566
Preferred shares outstanding
Board of Directors [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares of par value (in Dollars per share)						$ 0.00625
iOThree Limited [Member]
Business Overview and Basis of Presentation [Line Items]
Authorized share capital (in Dollars)								$ 500,000
Minimum [Member]
Business Overview and Basis of Presentation [Line Items]
Authorized share capital (in Dollars)						$ 500,000
Ordinary shares outstanding	1,831,675
Ordinary shares issued	1,831,675
Maximum [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares outstanding	7,333,257
Ordinary shares issued	7,333,257
Mr. Koh [Member]
Business Overview and Basis of Presentation [Line Items]
Percentage of equity interests									100.00%
Ordinary Shares [Member]
Business Overview and Basis of Presentation [Line Items]
Authorised share					5,000,000			50,000,000
Ordinary shares of par value (in Dollars per share)					$ 0.00625	$ 0.00625		$ 0.01
Ordinary shares issued					3,032,199
Ordinary Shares [Member] | Forward Share Consolidation and Share Split [Member]
Business Overview and Basis of Presentation [Line Items]
Authorised share					80,000,000
Ordinary shares outstanding					24,000,000
Ordinary Shares [Member] | iOThree Limited [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares of par value (in Dollars per share)					$ 0.01
Ordinary Shares [Member] | Tsang Nga Kwok [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares of par value (in Dollars per share)				$ 0.01
Aggregate shares				50,000
Ordinary Shares [Member] | Minimum [Member]
Business Overview and Basis of Presentation [Line Items]
Authorised share						80,000,000
Ordinary share			100,000
Ordinary Shares [Member] | Minimum [Member] | Forward Share Consolidation and Share Split [Member]
Business Overview and Basis of Presentation [Line Items]
Authorised share						80,000,000
Ordinary Shares [Member] | Maximum [Member]
Business Overview and Basis of Presentation [Line Items]
Authorized share capital (in Dollars)						$ 5,000,000
Authorised share						800,000,000
Ordinary share			15,000,000
Class A Shares [Member]
Business Overview and Basis of Presentation [Line Items]
Authorised share	9,000,000				9,000,000	90,000,000	9,000,000
Ordinary shares of par value (in Dollars per share)					$ 0.0625	$ 0.00625	$ 0.0625
Ordinary share	1
Ordinary shares outstanding					1,831,675		1,831,675
Ordinary shares issued					1,831,675		1,831,675
Class A Shares [Member] | Maximum [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares outstanding	18,316,743
Ordinary shares issued	18,316,743
Reverse Share Split [Member] | Minimum [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares outstanding	733,347
Ordinary shares issued	733,347